SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21730

Cypress Creek Private Strategies TEI Fund, L.P.
Name of Registrant

712 W. 34th Street, Suite 201, Austin, Texas 78705
Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of Cypress Creek Private Strategies TEI Fund, L.P. (the “Fund”) to be Redeemed:
Limited partnership interests (“Interests”).
(2)	Date on Which the Securities are to be Redeemed:
The Interests will be redeemed as of March 31, 2022.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The Interests are to be redeemed pursuant to Article 4, Sections 4.5(d) of the Fund’s Amended and Restated Agreement of Limited Partnership.
(4)          The principal amount or number of Interests and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will repurchase outstanding Interests of limited partners who Endowment Advisers, L.P. (the “Adviser”) determines do not meet the Fund’s eligibility requirements as of March 31, 2022. Based on capital account balances as of December 31, 2021, the Fund intends to repurchase outstanding Interests of the Fund having an aggregate estimated net asset value of approximately $1,224,912.71, representing the Fund Interests owned by limited partners who the Adviser has determined do not meet the eligibility requirements of the Fund.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf on this 28th day of February, 2022.

Cypress Creek Private Strategies TEI Fund, L.P.
By:	/s/ Benjamin J. Murray
Name: Benjamin J. Murray Title: Principal Financial Officer